Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 446-1012

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237


SHARES OF THE FUNDS ARE NOT DE-
POSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY
BANK, AND THE SHARES ARE NOT FED-
ERALLY INSURED BY THE FEDERAL DE-
POSIT INSURANCE CORPORATION, BANK
INSURANCE FUND, FEDERAL RESERVE
BOARD, OR ANY OTHER GOVERNMENTAL
AGENCY. AN INVESTMENT IN A FUND
IS SUBJECT TO RISK OF PRINCIPAL.

US EXITIS SA00


                           [LOGO OF EXCELSIOR FUNDS]

                              Institutional Shares

                                  Equity Fund
                               Value Equity Fund
                              Optimum Growth Fund
                                  Income Fund
                             Total Return Bond Fund
                           International Equity Fund


                               Semi-Annual Report
                               September 30, 2000

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

Equity Fund




   Shares                                                              Value
 ----------                                                         ------------

 COMMON STOCKS -- 98.18%
            CAPITAL GOODS -- 8.78%
     54,394 +Ford Motor Co.......................................   $  1,376,848
    157,078 General Electric Co..................................      9,061,437
     48,450 Illinois Tool Works, Inc.............................      2,707,144
     43,920 Texas Instruments, Inc...............................      2,072,475
      4,074 Visteon Corp.........................................         61,619
                                                                    ------------
                                                                      15,279,523
                                                                    ------------
            CONSUMER CYCLICAL -- 23.11%
     44,048 AT&T Corp............................................      1,293,910
     74,310 +AT&T Corp. - Liberty Media Group, Class A...........      1,337,580
     57,497 Bristol-Myers Squibb Co..............................      3,284,516
      3,912 +Brocade Communications Systems, Inc.................        923,721
      4,286 +Commerce One, Inc...................................        336,451
     46,731 +General Motors Corp., Class H.......................      1,737,459
     50,975 Home Depot, Inc......................................      2,704,861
     30,839 Honeywell International, Inc.........................      1,098,639
     67,023 McDonald's Corp......................................      2,023,257
     35,621 Medtronic, Inc.......................................      1,845,613
     36,263 Merck & Co., Inc.....................................      2,699,327
    123,246 Pfizer, Inc..........................................      5,538,367
     48,152 Schering-Plough Corp.................................      2,239,068
      1,000 +StorageNetworks, Inc................................        102,188
     58,058 Time Warner, Inc.....................................      4,543,038
      4,607 +VERITAS Software Corp...............................        654,194
     71,073 +Viacom, Inc., Class B...............................      4,157,771
     76,779 Wal-Mart Stores, Inc.................................      3,694,989
                                                                    ------------
                                                                      40,214,949
                                                                    ------------
            CONSUMER STAPLES -- 7.31%
     28,637 Bestfoods............................................      2,083,342
     48,814 Coca-Cola Co.........................................      2,690,872
     72,482 Gillette Co., Class H................................      2,237,882
      6,466 +Human Genome Sciences, Inc..........................      1,118,618
     22,999 Johnson & Johnson Co.................................      2,160,468
     36,332 Procter & Gamble Co..................................      2,434,244
                                                                    ------------
                                                                      12,725,426
                                                                    ------------
            ENERGY -- 7.04%
     46,643 BP Amoco plc ADR.....................................      2,472,079
     23,369 Enron Corp...........................................      2,047,709

   Shares                                                              Value
 ----------                                                         ------------

 COMMON STOCKS -- (continued)
            ENERGY -- (continued)
     46,403 Exxon Mobil Corp.....................................   $  4,135,667
      2,500 +Proton Energy Systems, Inc..........................         71,562
     56,722 Royal Dutch Petroleum Co.............................      3,399,775
      4,000 +Southern Energy, Inc................................        125,500
                                                                    ------------
                                                                      12,252,292
                                                                    ------------
            FINANCIAL -- 16.93%
     70,435 American International Group, Inc....................      6,739,749
     24,486 Capital One Financial Corp...........................      1,715,550
     89,544 Citigroup, Inc.......................................      4,840,973
     29,690 Goldman Sachs Group, Inc.............................      3,382,804
     23,190 Household International, Inc.........................      1,313,134
     71,460 Mellon Financial Corp................................      3,313,958
     57,669 Morgan Stanley Dean Witter & Co......................      5,273,109
     62,580 Wells Fargo Co.......................................      2,874,769
                                                                    ------------
                                                                      29,454,046
                                                                    ------------
            HEALTH CARE -- 0.63%
     18,317 Pharmacia Corp.......................................      1,102,455
                                                                    ------------
            INFORMATION TECHNOLOGY -- 0.49%
      7,356 PE Corp. - PE Biosystems Group.......................        856,974
                                                                    ------------
            MANUFACTURING -- 0.24%
      4,360 +JDS Uniphase Corp...................................        412,565
                                                                    ------------
            TECHNOLOGY -- 31.85%
     34,573 +America Online, Inc.................................      1,858,299
     12,963 +Amgen, Inc..........................................        903,359
      3,590 +Ariba, Inc..........................................        514,267
      1,200 +Avici Systems, Inc..................................        113,925
      2,500 +Ciphergen Biosystems, Inc...........................         80,000
    146,492 +Cisco Systems, Inc..................................      8,093,683
        800 +Corvis Corp.........................................         49,150
     37,993 +EMC Corp............................................      3,766,056
      6,234 +Genentech, Inc......................................      1,157,576
      3,061 +Inktomi Corp........................................        348,954
    141,434 Intel Corp...........................................      5,869,511
     28,974 International Business Machines Corp.................      3,259,575

                       See Notes to Financial Statements

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

Equity Fund -- (continued)





   Shares                                                             Value
 ----------                                                        ------------

 COMMON STOCKS -- (continued)
            TECHNOLOGY -- (continued)
     33,754 Lucent Technologies, Inc............................   $  1,031,607
    117,477 +Microsoft Corp.....................................      7,085,331
     22,120 Motorola, Inc.......................................        624,890
     39,435 +Nextel Communications, Inc., Class A...............      1,843,586
     73,221 Nokia Corp., Class A, ADR...........................      2,915,111
     25,957 Nortel Networks Corp................................      1,546,064
     54,300 +Oracle Corp........................................      4,276,125
      3,610 +QUALCOMM, Inc......................................        257,212
     31,649 SBC Communications, Inc. ...........................      1,582,450
      2,629 +SDL, Inc...........................................        814,333
        200 +Sonus Networks, Inc................................         25,275
     31,489 +Sun Microsystems, Inc..............................      3,703,894
      1,000 +Vastera, Inc. .....................................         22,125
    102,592 +WorldCom, Inc......................................      3,116,232
      6,204 +Yahoo!, Inc........................................        566,503
                                                                   ------------
                                                                     55,425,093
                                                                   ------------
            TELECOMMUNICATIONS -- 0.83%
      2,291 +Broadcom Corp., Class A............................        558,431
     18,278 Verizon Communications..............................        885,341
                                                                   ------------
                                                                      1,443,772
                                                                   ------------
            UTILITIES -- 0.97%
     25,116 Emerson Electric Co.................................      1,682,772
                                                                   ------------
            TOTAL COMMON STOCKS
             (Cost $117,507,636)................................    170,849,867
                                                                   ------------

 Principal
   Amount                                                             Value
 ----------                                                        ------------

 DEMAND NOTES -- 1.92%
 $1,700,000 Associates Corp. of North America Master Notes......   $  1,700,000
  1,633,000 General Electric Co. Promissory Notes...............      1,633,000
                                                                   ------------
            TOTAL DEMAND NOTES
             (Cost $3,333,000)..................................      3,333,000
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $120,840,636)...................................... 100.10% $174,182,867
OTHER ASSETS AND LIABILITIES (NET)........................  (0.10)     (173,014)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $174,009,853
                                                           ======  ============

--------
+ Non-income producing security
ADR--American Depositary Receipt
                       See Notes to Financial Statements

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

Value Equity Fund




  Shares                                                                Value
 ---------                                                           -----------

 COMMON STOCKS -- 99.35%
           COMMUNICATIONS SERVICES -- 4.04%
  60,100   +Global Crossing Ltd...................................   $ 1,863,100
                                                                     -----------
           CONSUMER CYCLICAL -- 32.85%
  60,000   +Adelphia Communications Corp., Class A................     1,653,750
  42,000   Black & Decker Corp. ..................................     1,435,875
  65,000   Centex Corp. ..........................................     2,088,125
  50,000   +General Motors Corp., Class H.........................     1,859,000
  55,000   Polaris Industries, Inc. ..............................     1,938,750
  70,000   Sherwin-Williams Co. ..................................     1,496,250
 100,000   TJX Companies, Inc. ...................................     2,250,000
  55,000   Viad Corp..............................................     1,460,937
  19,700   Young & Rubicam, Inc. .................................       975,150
                                                                     -----------
                                                                      15,157,837
                                                                     -----------
           CONSUMER STAPLES -- 18.03%
  91,520   +AT&T Corp. - Liberty Media Group, Class A.............     1,647,360
  42,000   Avon Products, Inc. ...................................     1,716,750
  87,000   IMS Health, Inc. ......................................     1,805,250
  32,000   +Suiza Foods Corp. ....................................     1,622,000
  70,000   +USA Networks, Inc. ...................................     1,531,250
                                                                     -----------
                                                                       8,322,610
                                                                     -----------
           ENERGY -- 9.28%
  22,000   Conoco, Inc., Class B..................................       592,625
 100,000   +Ocean Energy, Inc. ...................................     1,543,750
   2,500   +Proton Energy Systems, Inc. ..........................        71,562
  15,000   +Southern Energy, Inc. ................................       470,625
  38,000   Williams Cos., Inc. ...................................     1,605,500
                                                                     -----------
                                                                       4,284,062
                                                                     -----------
           FINANCIAL -- 17.45%
  20,000   Donaldson, Lufkin & Jenrette, Inc. ....................     1,788,750
  11,000   Lehman Brothers Holdings, Inc. ........................     1,625,250
  40,000   +Stilwell Financial, Inc. .............................     1,740,000
  22,000   USA Education, Inc. ...................................     1,060,125
  25,000   XL Capital Ltd., Class A...............................     1,837,500
                                                                     -----------
                                                                       8,051,625
                                                                     -----------

  Shares                                                               Value
 ---------                                                          -----------

 COMMON STOCKS -- (continued)
           RAW/INTERMEDIATE MATERIALS -- 3.00%
  80,000   Tredegar Corp. .......................................   $ 1,385,000
                                                                    -----------
           TECHNOLOGY -- 14.70%
  85,000   +BMC Software, Inc....................................     1,620,313
   1,700   +Durect Corp. ........................................        25,500
  57,000   Harris Corp. .........................................     1,620,938
   2,908   Intermedia Communications, Inc. ......................        85,604
  25,000   +Plantronics, Inc. ...................................       950,000
  20,000   Texas Instruments, Inc. ..............................       943,750
  50,000   +Vishay Intertechnology, Inc. ........................     1,537,500
                                                                    -----------
                                                                      6,783,605
                                                                    -----------
           TOTAL COMMON STOCKS
            (Cost $37,880,670)...................................    45,847,839
                                                                    -----------

 Principal
  Amount
 ---------

 CONVERTIBLE BONDS -- 1.81%
           TECHNOLOGY -- 1.81%
 $22,000   Intermedia Communications, Inc. (Cost $578,407).......       836,000
                                                                    -----------
 DEMAND NOTES -- 0.02%
   6,000   General Electric Co. Promissory Notes (Cost $6,000)...         6,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $38,465,077)........................................ 101.18% $46,689,839
OTHER ASSETS AND LIABILITIES (NET).........................  (1.18)    (542,375)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $46,147,464
                                                            ======  ===========

--------
+ Non-income producing security
                       See Notes to Financial Statements

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

Optimum Growth Fund




   Shares                                                              Value
 ----------                                                         ------------

 COMMON STOCKS -- 96.93%
            CAPITAL GOODS -- 4.67%
     82,200 General Electric Co. ................................   $  4,741,913
                                                                    ------------
            COMMUNICATIONS SERVICES -- 6.01%
     76,000 +America Online, Inc. ...............................      4,085,000
     33,800 +Exodus Communications, Inc. ........................      1,670,987
      3,000 +VoiceStream Wireless Corp. .........................        348,188
                                                                    ------------
                                                                       6,104,175
                                                                    ------------
            CONSUMER CYCLICAL --  12.04%
      5,000 Abbott Laboratories..................................        237,813
      4,500 +Best Buy Co., Inc. .................................        286,312
     25,000 +Clear Channel Communications, Inc. .................      1,412,500
      3,500 +DoubleClick, Inc. ..................................        112,000
     18,000 Dow Jones & Co., Inc. ...............................      1,089,000
      7,500 +General Motors Corp., Class H.......................        278,850
     40,000 Harley-Davidson, Inc. ...............................      1,915,000
     72,000 Home Depot, Inc. ....................................      3,820,500
      5,000 Johnson & Johnson Co. ...............................        469,687
     13,200 Omnicom Group, Inc. .................................        962,775
     34,000 Wal-Mart Stores, Inc. ...............................      1,636,250
                                                                    ------------
                                                                      12,220,687
                                                                    ------------
            CONSUMER STAPLES -- 0.38%
      7,000 Coca-Cola Co. .......................................        385,875
                                                                    ------------
            ENERGY -- 1.59%
      7,500 Apache Corp. ........................................        443,438
      8,000 +BJ Services Co. ....................................        489,000
      7,500 Diamond Offshore Drilling, Inc. .....................        307,500
      7,500 +Noble Drilling Corp. ...............................        376,875
                                                                    ------------
                                                                       1,616,813
                                                                    ------------
            FINANCIAL -- 9.07%
     37,500 American International Group, Inc. ..................      3,588,281
     70,000 Citigroup, Inc. .....................................      3,784,375
     20,000 Morgan Stanley Dean
             Witter & Co. .......................................      1,828,750
                                                                    ------------
                                                                       9,201,406
                                                                    ------------
            HEALTH CARE -- 14.56%
      9,500 American Home Products Corp. ........................        537,344
     14,000 +Amgen, Inc. ........................................        975,625
      6,500 +Biogen, Inc. .......................................        396,500
      8,500 +Genentech, Inc. ....................................      1,578,344
      5,500 +Immunex Corp. ......................................        239,250
      5,500 +MedImmune, Inc. ....................................        424,875
     83,710 Medtronic, Inc. .....................................      4,337,224
     13,500 PE Corp. - PE Biosystems Group.......................      1,572,750

   Shares                                                              Value
 ----------                                                         ------------

 COMMON STOCKS -- (continued)
            HEALTH CARE -- (continued)
     81,000 Pfizer, Inc. ........................................   $  3,639,937
     23,200 Schering-Plough Corp. ...............................      1,078,800
                                                                    ------------
                                                                      14,780,649
                                                                    ------------
            TECHNOLOGY -- 48.61%
     24,500 +Applied Materials, Inc. ............................      1,451,625
      3,900 +Broadcom Corp., Class A.............................        950,625
      2,400 +Brocade Communications Systems, Inc. ...............        566,700
     83,000 +Cisco Systems, Inc. ................................      4,585,750
    103,000 +Dell Computer Corp. ................................      3,167,250
     87,800 +EMC Corp. ..........................................      8,703,175
      1,000 Hewlett-Packard Co. .................................         97,000
      2,000 +Inktomi Corp. ......................................        228,000
     84,200 Intel Corp. .........................................      3,494,300
     20,000 +JDS Uniphase Corp. .................................      1,892,500
      3,500 +Juniper Networks, Inc. .............................        766,500
     45,000 +Microsoft Corp. ....................................      2,714,062
     88,000 Nokia Corp., Class A, ADR............................      3,503,500
     20,000 Nortel Networks Corp. ...............................      1,191,250
     33,000 +Oracle Corp. .......................................      2,598,750
      5,200 +PMC-Sierra, Inc. ...................................      1,119,300
     12,000 +QUALCOMM, Inc. .....................................        855,000
      3,200 +Redback Networks, Inc. .............................        527,000
      6,600 +Siebel Systems, Inc. ...............................        734,250
     36,000 +Solectron Corp. ....................................      1,660,500
     33,000 +Sun Microsystems, Inc. .............................      3,881,625
     27,000 Texas Instruments, Inc. .............................      1,274,063
     10,000 +VeriSign, Inc. .....................................      2,025,625
      7,200 +VERITAS Software Corp. .............................      1,025,100
      3,500 +Yahoo!, Inc. .......................................        319,594
                                                                    ------------
                                                                      49,333,044
                                                                    ------------
            TOTAL COMMON STOCKS
             (Cost $53,647,812)..................................     98,384,562
                                                                    ------------

 Principal
   Amount
 ----------

 DEMAND NOTES -- 3.37%
 $3,419,000 Associates Corp. of North America Master Notes
             (Cost $3,419,000)...................................      3,419,000
                                                                    ------------

TOTAL INVESTMENTS
 (Cost $57,066,812)....................................... 100.30% $101,803,562
OTHER ASSETS AND LIABILITIES (NET)........................  (0.30)     (303,833)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $101,499,729
                                                           ======  ============

--------
+ Non-income producing security
ADR--American Depositary Receipt
                       See Notes to Financial Statements

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

Income Fund




 Principal                                         Coupon  Maturity
   Amount                                           Rate     Date      Value
 ----------                                        ------  -------- -----------

 ASSET BACKED SECURITIES -- 18.56%
 $2,600,000 CIT Group RV Trust, Series 99-A,
            Class A4............................     6.16% 06/15/13 $ 2,554,474
  2,040,000 Citibank Credit Card
            Issuance Trust, Series 00-A1,
            Class A1............................     6.90  10/17/07   2,038,756
  2,708,049 Commercial Mortgage Acceptance
            Corp., Series 99-C1, Class A1.......     6.79  08/15/08   2,683,494
  2,000,000 Commercial Mortgage Asset Trust,
            Series 99-C1, Class A3..............     6.64  09/17/10   1,927,694
  1,815,906 Donaldson, Lufkin & Jenrette,
            Series 00-CF1, Class A1.............     7.45  08/10/09   1,849,583
  1,722,698 Government National Mortgage
            Association, Series 99-19, Class A..     6.50  08/16/25   1,675,547
  1,843,083 Merrill Lynch Mortgage Investors,
            Inc., Series 95-C2, Class C.........     7.33  06/15/21   1,815,140
  1,812,833 Morgan Stanley Dean Witter Capital
            I, Series 00-LIFE, Class A1.........     7.42  11/15/08   1,846,095
  1,263,949 PNC Mortgage Acceptance Corp.,
            Series 00-C1, Class A1..............     7.52  06/15/08   1,290,198
  1,115,000 Salomon Brothers Mortgage Securities
            VII, Series 00-C1, Class A2.........     7.52  12/18/09   1,136,470
                                                                    -----------
            TOTAL ASSET BACKED SECURITIES
            (Cost $18,809,672)...................................    18,817,451
                                                                    -----------
 CORPORATE BONDS -- 20.04%
  1,660,000 Avnet, Inc..........................     7.88  02/15/05   1,652,449
  2,000,000 Conagra Foods, Inc..................     7.88  09/15/10   2,018,474
  1,185,000 Countrywide Home Loans, Inc.........     6.85  06/15/04   1,172,465
  6,660,000 Ford Motor Credit Co................     5.75  02/23/04   6,353,234
  1,455,000 General Motors Corp.................     6.25  05/01/05   1,409,587
  2,080,000 Household Finance Corp..............     5.88  09/25/04   1,987,186
  2,080,000 Lehman Brothers Holdings, Inc.......     7.75  01/15/05   2,113,267
  1,000,000 Mercantile Safe Deposit & Trust
            Co. ................................     6.10  05/17/04     920,000
  1,290,000 Norwest Corp........................     6.50  06/01/05   1,262,474
  1,400,000 Viacom, Inc.........................     7.70  07/30/10   1,428,407
                                                                    -----------
            TOTAL CORPORATE BONDS
            (Cost $20,426,600)...................................    20,317,543
                                                                    -----------

 Principal                                     Coupon  Maturity
   Amount                                       Rate     Date      Value
 ----------                                    ------  -------- ------------

 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 61.32%
  2,500,000 Federal Home Loan Mortgage
            Corporation.....................     7.00% 03/15/10 $  2,537,688
            Federal National Mortgage
            Association
  3,244,193 Pool #251502....................     6.50  02/01/13    3,181,947
     11,853 Pool #454758....................     5.50  12/01/28       10,703
    515,066 Pool #496120....................     7.00  04/01/29      504,797
  5,074,637 Pool #504052....................     7.00  06/01/29    4,973,459
  9,771,298 Pool #521423....................     7.50  12/01/29    9,757,247
  4,754,405 Pool #525818....................     7.50  12/01/29    4,747,568
  1,947,239 Pool #531743....................     7.00  02/01/30    1,908,415
            Government National Mortgage
            Association
  1,856,549 Pool #781036....................     8.00  10/15/17    1,891,010
    650,771 Pool #471660....................     7.50  03/15/28      652,967
  1,497,512 Pool #472028....................     6.50  05/15/28    1,443,040
  1,483,343 Pool #475847....................     6.50  06/15/28    1,429,386
  1,851,835 Pool #80205.....................     7.00  06/20/28    1,869,532
  3,527,946 Pool #2687......................     6.00  12/20/28    3,294,883
  3,722,603 Pool #503711....................     7.00  05/15/29    3,668,160
  1,128,185 Pool #80311.....................     5.50  08/20/29    1,097,546
  2,252,219 Pool #525556....................     8.00  01/15/30    2,294,025
  8,918,000 U.S. Treasury Bonds.............     7.25  05/15/16    9,924,066
  1,412,142 U.S. Treasury Inflation Index
            Bonds...........................     3.88  04/15/29    1,402,876
  2,909,790 U.S. Treasury Inflation Index
            Bonds...........................     3.63  07/15/02    2,907,971
  6,470,000 U.S. Treasury Strip Bonds.......     6.78  02/15/15    2,690,673
                                                                ------------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (Cost $61,963,847)...............................     62,187,959
                                                                ------------

   Shares
 ----------

 SHORT-TERM INVESTMENTS -- 0.52%
    264,386 Dreyfus Government Cash Management Fund..........        264,386
    259,838 Fidelity U.S. Treasury II Fund...................        259,838
                                                                ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $524,224) .................................        524,224
                                                                ------------

TOTAL INVESTMENTS
(Cost $101,724,343)....................................... 100.44% $101,847,177
OTHER ASSETS AND LIABILITIES (NET)........................  (0.44)     (444,969)
                                                           ------  ------------
NET ASSETS................................................ 100.00% $101,402,208
                                                           ======  ============

                       See Notes to Financial Statements

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

Total Return Bond Fund




  Principal                                     Coupon  Maturity
   Amount                                        Rate     Date      Value
 -----------                                    ------  -------- ------------

 ASSET BACKED SECURITIES -- 31.76%
  $6,580,000 +AESOP Funding II, Series 97-1,
             Class A2........................     6.40% 10/20/03 $  6,530,189
   4,125,000 Asset Securitization Corp.,
             Series 97-D4,
             Class A4........................     7.49  04/14/29    4,158,571
   9,185,000 Capital Auto Receivables Asset
             Trust, Series 99-1, Class A3....     5.68  08/15/04    9,079,556
  12,000,000 Citibank Credit Card Issuance
             Trust, Series 00-C1,
             Class C1........................     6.90  10/17/07   11,992,680
   7,790,000 Commercial Mortgage Asset Trust,
             Series 99-C1,
             Class A3........................     6.64  09/17/10    7,508,370
   5,827,678 Donaldson, Lufkin & Jenrette,
             Series 00-CF1, Class A1.........     7.45  08/10/09    5,935,756
       4,740 LB Commercial Conduit Mortgage
             Trust, Series 99-C1,
             Class A1........................     6.41  08/15/07        4,647
   3,635,000 MBNA Master Credit Card Trust,
             Series 00-I, Class A............     6.90  01/15/08    3,654,556
   5,380,000 MBNA Master Credit Card Trust,
             Series 99-J, Class A............     7.00  02/15/12    5,399,422
   4,635,000 Morgan Stanley Capital I,
             Series 99-CAM1, Class A3........     6.92  11/15/08    4,590,875
   3,439,985 Morgan Stanley Dean Witter
             Capital I, Series 00-LIFE,
             Class A1........................     7.42  11/15/08    3,503,102

  Principal                                       Coupon  Maturity
   Amount                                          Rate     Date      Value
 -----------                                      ------  -------- ------------

 ASSET BACKED SECURITIES -- (continued)
  $4,450,000 Mortgage Capital Funding, Inc.,
             Series 98-MC1, Class C............     6.95% 01/18/08 $  4,338,509
   8,130,000 Nationslink Funding Corp., Series
             99-2, Class B.....................     7.53  11/20/08    8,164,471
   3,525,000 Peco Energy Transition Trust,
             Series 99-A, Class A4.............     5.80  03/01/07    3,401,942
   3,870,843 PNC Mortgage Acceptance Corp.,
             Series 00-C1, Class A1............     7.52  07/15/08    3,951,231
   4,330,000 Salomon Brothers Mortgage
             Securities VII, Series 00-C1,
             Class A2..........................     7.52  12/18/09    4,413,376
                                                                   ------------
             TOTAL ASSET BACKED SECURITIES
             (Cost $86,455,775).................................     86,627,253
                                                                   ------------
 CORPORATE BONDS -- 27.84%
   3,400,000 Avnet, Inc........................     7.88  02/15/05    3,384,533
  10,380,000 Bank of America Corp..............     6.63  06/15/04   10,279,491
   5,250,000 Bank One Corp.....................     7.63  08/01/05    5,357,399
   5,070,000 Boeing Capital Corp...............     7.38  09/27/10    5,126,936
   5,675,000 Conagra Foods, Inc................     7.88  09/15/10    5,727,420
   5,370,000 Duke Capital Corp.................     7.25  10/01/04    5,404,663
   9,000,000 Ford Motor Credit Co..............     5.75  02/23/04    8,585,451
   4,402,000 Ford Motor Credit Co..............     5.80  01/12/09    3,900,234
   7,965,000 General Motors Acceptance Corp....     7.50  07/15/05    8,069,525

                       See Notes to Financial Statements

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

Total Return Bond Fund -- (continued)




  Principal                                       Coupon  Maturity
   Amount                                          Rate     Date      Value
 -----------                                      ------  -------- ------------

 CORPORATE BONDS -- (continued)
  $5,210,000 Household Finance Corp............     5.88% 09/25/04 $  4,977,519
   4,760,000 Lehman Brothers Holdings Corp.....     6.63  04/01/04    4,665,309
   7,035,000 Mercantile Safe Deposit & Trust...     6.10  05/17/04    6,472,200
   3,900,000 Viacom, Inc.......................     7.70  07/30/10    3,979,135
                                                                   ------------
             TOTAL CORPORATE BONDS
             (Cost $76,309,915).................................     75,929,815
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 38.60%
   7,800,000 Federal Home Loan Mortgage
             Association.......................     7.00  03/15/10    7,917,585
             Federal National
             Mortgage Association
   3,042,819 Pool #525818......................     7.50   12/1/29    3,038,444
   7,495,080 Pool #548500......................     7.50  08/01/30    7,484,302
             Government National
             Mortgage Association
      24,668 Pool #356873......................     6.50  05/15/23       23,771
   3,098,076 Pool #80185.......................     7.00  04/20/28    3,127,683
   1,844,457 Pool #80205.......................     7.00  06/20/28    1,862,084
   4,618,735 Pool #2687........................     6.00  12/20/28    4,313,612
   3,619,594 Pool #80311.......................     5.50  08/20/29    3,521,294
   1,219,229 Pool #479087......................     8.00  01/15/30    1,241,860
   9,382,622 Pool #479088......................     8.00  01/15/30    9,556,782
  52,159,000 U.S. Treasury Bonds...............     7.25  05/15/16   58,043,213
   3,008,021 U.S. Treasury Inflation Index
             Bonds.............................     3.88  04/15/29    2,988,282
   1,805,148 U.S. Treasury Inflation Index
             Bonds.............................     3.63  07/15/02    1,804,020
     355,000 U.S. Treasury Notes...............     6.75  05/15/05      367,758
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $105,568,163)................................    105,290,690
                                                                   ------------

   Shares                         Value
 -----------                   ------------

 SHORT-TERM INVESTMENTS --
  0.13%
     171,196 Dreyfus
             Government
             Cash
             Management
             Fund........      $    171,196
     180,246 Fidelity
             U.S.
             Treasury II
             Fund........           180,246
                               ------------
             TOTAL SHORT-
             TERM
             INVESTMENTS
             (Cost
             $351,442).......       351,442
                               ------------

TOTAL INVESTMENTS
 (Cost $268,685,295)......................................  98.33% $268,199,200
OTHER ASSETS AND LIABILITIES (NET)........................   1.67     4,554,006
                                                           ------  ------------
NET ASSETS................................................ 100.00% $272,753,206
                                                           ======  ============

--------
+ 144A Security--certain conditions for public sale may exist.
                       See Notes to Financial Statements

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

International Equity Fund





   Shares                                                               Value
 ----------                                                          -----------

 COMMON STOCKS -- 96.12%
            AUSTRALIA -- 2.75%
     70,200 Brambles Industries Ltd. .............................   $ 1,834,486
    145,400 ERG Ltd. .............................................       696,797
                                                                     -----------
                                                                       2,531,283
                                                                     -----------
            CANADA -- 6.64%
     78,800 Bombardier, Inc., Class B.............................     1,359,703
     17,300 +JDS Uniphase Corp. ..................................     1,637,013
     35,484 Nortel Networks Corp. ................................     2,127,674
     16,050 +Sierra Wireless, Inc. ...............................       989,011
                                                                     -----------
                                                                       6,113,401
                                                                     -----------
            CHILE -- 0.56%
     14,000 Vina Concha Y Toro S.A., ADR..........................       518,000
                                                                     -----------
            EGYPT -- 0.47%
     19,200 +Egyptian Company for Mobile Services (MobiNil).......       426,544
                                                                     -----------
            FINLAND -- 2.27%
     42,400 +Nokia Oyj............................................     1,719,987
     14,500 Sonera Oyj............................................       368,908
                                                                     -----------
                                                                       2,088,895
                                                                     -----------
            FRANCE -- 14.34%
     18,620 Axa...................................................     2,434,439
     22,920 Carrefour S.A. .......................................     1,694,718
     14,170 Dassault Systemes S.A. ...............................     1,153,513
     27,700 +L'Oreal S.A. ........................................     2,152,153
     12,260 STMicroelectronics N.V. ..............................       601,633
     22,042 Total Fina EIf S.A., Class B..........................     3,228,442
     26,000 Vivendi...............................................     1,933,939
                                                                     -----------
                                                                      13,198,837
                                                                     -----------
            GERMANY -- 8.93%
      8,500 Allianz AG............................................     2,812,083
      7,500 +Consors Discount Broker AG...........................       801,685
     14,000 Deutsche Telekom AG...................................       489,139
     10,710 SAP AG................................................     2,133,504
     15,100 Siemens AG............................................     1,976,890
                                                                     -----------
                                                                       8,213,301
                                                                     -----------

   Shares                                                               Value
 ----------                                                          -----------

 COMMON STOCKS -- (continued)
            HONG KONG -- 4.42%
     42,645 +China Mobile (Hong Kong) Ltd. ADR....................   $ 1,383,297
    440,000 +Johnson Electric Holdings Ltd. ......................       945,357
    824,000 +Li & Fung Ltd. ......................................     1,738,686
                                                                     -----------
                                                                       4,067,340
                                                                     -----------
            INDIA -- 0.86%
      6,000 Infosys Technologies Ltd. ............................       792,000
                                                                     -----------
            ISRAEL -- 0.94%
     11,300 +Gilat Satellite Networks Ltd. .......................       867,981
                                                                     -----------
            JAPAN -- 15.87%
      9,800 Don Quijote Co., Ltd. ................................     1,030,527
    101,000 Furukawa Electric Co., Ltd. ..........................     2,795,669
      8,100 Kyocera Corp. ........................................     1,239,336
     10,400 Nintendo Co., Ltd. ...................................     1,902,745
        190 NTT Data Corp. .......................................     1,761,869
         29 NTT DoCoMo, Inc. .....................................       833,642
      3,400 Rohm Co., Ltd. .......................................       933,550
     24,800 Sony Corp. ...........................................     2,520,475
     15,160 Tokyo Seimitsu Co., Ltd. .............................     1,588,539
                                                                     -----------
                                                                      14,606,352
                                                                     -----------
            NETHERLANDS -- 0.43%
     19,220 Wolters Kluwer N.V. ..................................       390,516
                                                                     -----------
            PORTUGAL -- 2.04%
    357,550 Banco Comercial Portugues S.A. .......................     1,879,365
                                                                     -----------
            RUSSIA -- 0.93%
     14,900 Lukoil Holding Co., ADR...............................       858,240
                                                                     -----------
            SINGAPORE -- 4.73%
    466,232 Datacraft Asia Ltd. ..................................     3,869,726
    186,000 Natsteel Electronics Ltd. ............................       481,366
                                                                     -----------
                                                                       4,351,092
                                                                     -----------
            SOUTH KOREA -- 0.94%
      4,760 Samsung Electronics...................................       862,350
                                                                     -----------

                       See Notes to Financial Statements

Excelsior Institutional Trust
Schedule of Investments
September 30, 2000 (Unaudited)

International Equity Fund -- (continued)





   Shares                                                               Value
 ----------                                                          -----------

 COMMON STOCKS -- (continued)
            SPAIN -- 3.88%
    120,240 Banco Bilbao Vizcaya Argentaria S.A. .................   $ 1,818,487
     88,500 +Telefonica S.A. .....................................     1,755,161
                                                                     -----------
                                                                       3,573,648
                                                                     -----------
            SWEDEN -- 2.47%
    149,035 +LM Ericsson AB, Class B..............................     2,272,206
                                                                     -----------
            SWITZERLAND -- 2.99%
         70 Lindt & Spruengli AG..................................       376,580
        187 Roche Holding AG......................................     1,647,768
      1,570 Zurich Allied AG......................................       727,206
                                                                     -----------
                                                                       2,751,554
                                                                     -----------
            TAIWAN -- 1.04%
    288,000 +Taiwan Semiconductor Manufacturing Co. ..............       956,383
                                                                     -----------
            THAILAND -- 1.16%
    192,900 BEC World Public Co., Ltd. (Foreign)..................       980,304
     80,500 Dhipaya Insurance Public Co., Ltd. ...................        88,892
                                                                     -----------
                                                                       1,069,196
                                                                     -----------
            UNITED KINGDOM -- 17.46%
    229,100 Airtours plc..........................................       730,049
     38,855 +Baltimore Technologies plc...........................       396,439
    363,587 Glaxo Wellcome plc....................................     2,876,957
     95,000 Granada Compass plc...................................       955,102
    102,039 +Ivensys plc..........................................       794,357
     60,314 Pearson plc...........................................     1,675,810
    270,900 Serco Group plc.......................................     2,403,478
     12,800 Shell Transport & Trading Co., ADR....................       626,400
    345,831 Shell Transport & Trading Co., plc....................     2,817,704
    636,033 Vodafone AirTouch plc.................................     2,374,767
     11,300 +Vodafone AirTouch plc ADR............................       418,100
                                                                     -----------
                                                                      16,069,163
                                                                     -----------
            TOTAL COMMON STOCKS
             (Cost $72,369,752)...................................    88,457,647
                                                                     -----------

   No. of
  Warrants                                                             Value
 ----------                                                         -----------

 WARRANTS -- 0.02%
            PHILIPPINES -- 0.02%
     68,685 +Queenbee Restaurants-Jolibee Foods Corp., expiring
             3/24/03 at $19.25
             (Cost $23,839)......................................   $    17,134
                                                                    -----------
 Principal
   Amount
 ----------
 DEMAND NOTES -- 3.94%
 $1,800,000 Associates Corp. of North America Master Notes.......     1,800,000
  1,830,000 General Electric Co. Promissory Notes................     1,830,000
                                                                    -----------
            TOTAL DEMAND NOTES
             (Cost $3,630,000)...................................     3,630,000
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $76,023,591)........................................ 100.08% $92,104,781
OTHER ASSETS AND LIABILITIES (NET).........................  (0.08)     (72,531)
                                                            ------  -----------
NET ASSETS................................................. 100.00% $92,032,250
                                                            ======  ===========

--------
+ Non-income producing security
ADR--American Depositary Receipt

At September 30, 2000, sector diversification of the Fund's investment portfolio was as follows:

                                                            % of      Market
Sector Diversification                                   Net Assets    Value
-----------------------                                  ---------- -----------
Information Technology..................................    20.31%  $18,694,075
Industrials.............................................    14.10    12,972,290
Consumer Discretionary..................................    13.76    12,663,830
Financials..............................................    11.48    10,562,157
Technology..............................................    10.71     9,857,182
Energy..................................................     8.18     7,530,786
Consumer Staples........................................     5.27     4,852,611
Health Care.............................................     4.92     4,524,726
Demand Notes............................................     3.94     3,630,000
Telecommunication Services..............................     3.53     3,247,411
Utilities...............................................     2.10     1,933,939
Capital Goods...........................................     1.35     1,239,336
Consumer Cyclicals......................................     0.43       396,438
                                                           ------   -----------
 Total Investments......................................   100.08%  $92,104,781
Other Assets and Liabilities (Net)......................    (0.08)      (72,531)
                                                           ------   -----------
 Net Assets.............................................   100.00%  $92,032,250
                                                           ======   ===========

                       See Notes to Financial Statements

Excelsior Institutional Trust
Statements of Assets and Liabilities
September 30, 2000 (Unaudited)


                                             Equity       Value      Optimum
                                              Fund     Equity Fund Growth Fund
                                          ------------ ----------- ------------
  Assets:
   Investments, at cost -- see
    accompanying
    Schedule of Investments.............  $120,840,636 $38,465,077 $ 57,066,812
                                          ============ =========== ============
   Investments in securities, at value
    (Note 1a)...........................  $174,182,867 $46,689,839 $101,803,562
   Cash.................................           755          --          411
   Dividends receivable ................        79,448      18,310       18,071
   Interest receivable..................        16,847       2,224       18,187
   Receivable for investment securities
    sold................................     6,048,439          --           --
   Receivable for fund shares sold......        47,119          --       34,511
   Deferred organization expenses (Note
    1f).................................            --         157          156
   Other assets.........................         3,479         772        1,484
                                          ------------ ----------- ------------
   Total assets.........................   180,378,954  46,711,302  101,876,382
  Liabilities:
   Payable for investments purchased....     6,137,349     392,900           --
   Investment advisory fees payable
    (Note 2a)...........................       118,266      22,019       50,013
   Payable for fund shares redeemed.....        23,876          --      166,233
   Administration fees payable (Note
    2b).................................        23,695      13,124       25,179
   Trustees' fees and expenses payable
    (Note 2f)...........................           747         158          312
   Due to custodian bank................            --     124,601           --
   Accrued expenses and other
    liabilities.........................        65,168      11,036      134,916
                                          ------------ ----------- ------------
   Total liabilities....................     6,369,101     563,838      376,653
                                          ------------ ----------- ------------
  Net Assets............................  $174,009,853 $46,147,464 $101,499,729
                                          ============ =========== ============
  Net Assets Consist of:
   Par value............................  $        105 $        23 $         36
   Paid-in capital in excess of par
    value...............................    77,250,421  22,273,491   38,618,886
   Undistributed (distributions in
    excess of) net investment income....       125,152      49,073     (212,700)
   Accumulated net realized gain on
    investments.........................    43,291,944  15,600,212   18,356,757
   Unrealized appreciation of
    investments and foreign currency
    translations........................    53,342,231   8,224,665   44,736,750
                                          ------------ ----------- ------------
  Net Assets............................  $174,009,853 $46,147,464 $101,499,729
                                          ============ =========== ============
  Net Assets:
   Institutional Shares.................  $174,009,853 $45,896,401 $ 79,133,077
   Shares...............................            --     251,063   22,366,652
  Shares outstanding (Unlimited number
   of $0.00001 par value shares
   authorized for each Fund):
   Institutional Shares.................    10,452,071   2,324,101    2,812,918
   Shares...............................            --      12,709      802,870
  Net Asset Value Per Share (net assets
   / shares outstanding):
   Institutional Shares.................  $      16.65 $     19.75 $      28.13
                                          ============ =========== ============
   Shares...............................            -- $     19.75 $      27.86
                                          ============ =========== ============

                       See Notes to Financial Statements

Excelsior Institutional Trust
Statements of Assets and Liabilities -- (continued)
September 30, 2000 (Unaudited)


                                                     Total Return  International
                                                         Bond         Equity
                                       Income Fund       Fund          Fund
                                       ------------  ------------  -------------
  Assets:
   Investments, at cost -- see
    accompanying
    Schedule of Investments..........  $101,724,343  $268,685,295   $76,023,591
                                       ============  ============   ===========
   Investments in securities, at
    value (Note 1a)..................  $101,847,177  $268,199,200   $92,104,781
   Foreign currency at value (Cost
    $8,723)..........................            --            --         8,560
   Cash..............................            --       375,946            --
   Dividends receivable..............            --            --        76,884
   Interest receivable...............       893,792     3,186,940        13,093
   Receivable for investment
    securities sold..................     4,328,596     5,384,888     1,346,180
   Receivable for fund shares sold...            --       282,740        10,951
   Foreign withholding tax
    receivable.......................            --            --        34,887
   Other assets......................         1,173         3,634         1,196
                                       ------------  ------------   -----------
   Total assets......................   107,070,738   277,433,348    93,596,532
  Liabilities:
   Payable for investments purchased.     5,037,475     3,047,730            --
   Payable for fund shares redeemed..            --        19,539        70,572
   Dividends payable.................       560,929     1,465,469            --
   Investment advisory fees payable
    (Note 2a)........................        35,294        67,506        61,455
   Administration fees payable (Note
    2b)..............................        14,108        38,595        42,310
   Trustees' fees and expenses
    payable (Note 2f)................           157            --         1,147
   Due to custodian bank.............            --            --     1,350,884
   Accrued expenses and other
    liabilities......................        20,567        41,303        37,914
                                       ------------  ------------   -----------
   Total liabilities.................     5,668,530     4,680,142     1,564,282
                                       ------------  ------------   -----------
  Net Assets.........................  $101,402,208  $272,753,206   $92,032,250
                                       ============  ============   ===========
  Net Assets Consist of:
   Par value.........................  $        150  $        384   $        87
   Paid-in capital in excess of par
    value............................   103,879,081   282,722,377    62,998,973
   Undistributed (distributions in
    excess of) net investment income.       (39,449)       47,718          (987)
   Accumulated net realized gain
    (loss) on investments............    (2,560,408)   (9,531,178)   12,957,030
   Unrealized appreciation
    (depreciation) of investments and
    foreign currency translations....       122,834      (486,095)   16,077,147
                                       ------------  ------------   -----------
  Net Assets.........................  $101,402,208  $272,753,206   $92,032,250
                                       ============  ============   ===========
  Institutional Shares outstanding
   (Unlimited number of $0.00001 par
   value shares authorized for each
   Fund).............................    14,998,447    38,399,191     8,738,716
  Net Asset Value Per Share (net
   assets / shares outstanding)......  $       6.76  $       7.10   $     10.53
                                       ============  ============   ===========

                       See Notes to Financial Statements

Excelsior Institutional Trust
Statements of Operations
For the Six Months Ended September 30, 2000 (Unaudited)


                                                Value                                Total Return  International
                                  Equity        Equity       Optimum       Income        Bond         Equity
                                   Fund          Fund      Growth Fund      Fund         Fund          Fund
                               ------------  ------------  ------------  ----------  ------------  -------------
  Investment Income:
   Dividend income...........  $    697,912  $  1,168,645  $    134,331  $       --  $        --   $    613,156
   Interest income...........       112,092         8,689        91,296   3,503,909    9,353,249         61,799
   Less: Foreign taxes
    withheld.................            --          (348)           --          --           --        (59,397)
                               ------------  ------------  ------------  ----------  -----------   ------------
   Total Income..............       810,004     1,176,986       225,627   3,503,909    9,353,249        615,558
  Expenses (Note 1g):
   Investment advisory fees
    (Note 2a)................       631,574       162,418       333,819     326,546      895,059        527,720
   Administration fees (Note
    2b)......................       147,691        37,982        78,062      76,361      209,306        105,544
   Administrative servicing
    fees (Note 2d)...........            --            --         4,584          --           --             --
   Custodian fees............        54,124         9,190        13,722      13,427       34,827         79,330
   Legal and audit fees......        22,482         3,550         9,992       8,735        7,235          2,929
   Prospectus and shareholder
    reports..................         5,291         1,579         1,365       2,505        6,658          2,858
   Registration and filing
    fees.....................         4,858        15,343         8,222      10,273       26,621         13,079
   Trustees' fees and
    expenses (Note 2f).......         4,348         1,132         2,134       2,061        4,758          3,309
   Shareholder servicing
    agent fees...............         3,286         7,304        11,502       4,109        5,640          8,684
   Insurance expense.........         1,049           313           407         477        1,717            808
   Amortization of
    organization expenses
    (Note 1f)................            --           123           123          --           --            607
   Distribution fees --
     Shares (Note 2e)........            --           370        27,473          --           --             --
   Miscellaneous.............         5,587           760         3,511       2,067        4,877          3,689
                               ------------  ------------  ------------  ----------  -----------   ------------
   Total Expenses............       880,290       240,064       494,916     446,561    1,196,698        748,557
   Less: Waiver of fees
    (Note 2c)................      (200,683)      (39,796)      (56,589)   (195,206)    (508,290)      (273,609)
                               ------------  ------------  ------------  ----------  -----------   ------------
   Net Expenses..............       679,607       200,268       438,327     251,355      688,408        474,948
                               ------------  ------------  ------------  ----------  -----------   ------------
  Net Investment Income
   (Loss)....................       130,397       976,718      (212,700)  3,252,554    8,664,841        140,610
                               ------------  ------------  ------------  ----------  -----------   ------------
  Realized and Unrealized
   Gain (Loss) (Note 1):
   Net realized gain (loss)
    on investments...........    20,644,684    14,715,540     7,349,832      52,179   (1,636,444)    11,482,538
   Net realized gain on
    foreign currency
    transactions.............            --            --            --          --           --         67,383
   Change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations during the
    period...................   (30,897,866)  (18,737,807)  (16,789,338)  1,492,105    5,400,451    (29,342,366)
                               ------------  ------------  ------------  ----------  -----------   ------------
  Net Realized and Unrealized
   Gain (Loss)...............   (10,253,182)   (4,022,267)   (9,439,506)  1,544,284    3,764,007    (17,792,445)
                               ------------  ------------  ------------  ----------  -----------   ------------
  Net Increase (Decrease) in
   Net Assets Resulting from
   Operations................  $(10,122,785) $ (3,045,549) $ (9,652,206) $4,796,838  $12,428,848   $(17,651,835)
                               ============  ============  ============  ==========  ===========   ============

                       See Notes to Financial Statements

Excelsior Institutional Trust
Statements of Changes in Net Assets

                                      Equity Fund               Value Equity Fund          Optimum Growth Fund
                               ---------------------------  --------------------------  ---------------------------
                                Six Months                   Six Months                  Six Months
                                   Ended                        Ended                       Ended
                               September 30,   Year Ended   September 30,  Year Ended   September 30,   Year Ended
                                   2000        March 31,        2000        March 31,       2000        March 31,
                                (Unaudited)       2000       (Unaudited)      2000       (Unaudited)       2000
                               -------------  ------------  -------------  -----------  -------------  ------------
  Operations:
   Net investment income
    (loss)...................  $    130,397   $    254,932  $    976,718   $   147,525  $   (212,700)  $   (229,016)
   Net realized gain on
    investments..............    20,644,684     28,551,531    14,715,540     1,293,913     7,349,832     22,425,776
   Net realized loss on
    foreign currency
    transactions.............            --             --            --        (2,680)           --             --
   Change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations during the
    period...................   (30,897,866)    17,315,322   (18,737,807)   15,693,776   (16,789,338)     3,177,959
                               ------------   ------------  ------------   -----------  ------------   ------------
    Net increase (decrease)
     in net assets resulting
     from operations.........   (10,122,785)    46,121,785    (3,045,549)   17,132,534    (9,652,206)    25,374,719
  Distributions to
   Shareholders:
   From net investment income
   Institutional Shares......        (5,245)      (400,099)     (921,785)     (231,511)           --             --
   Shares....................            --             --        (6,548)         (342)           --             --
   From net realized gains
   Institutional Shares......            --    (14,504,061)           --      (885,998)           --    (11,457,427)
   Shares....................            --             --            --        (1,336)           --     (2,801,624)
                               ------------   ------------  ------------   -----------  ------------   ------------
    Total distributions to
     shareholders............        (5,245)   (14,904,160)     (928,333)   (1,119,187)           --    (14,259,051)
                               ------------   ------------  ------------   -----------  ------------   ------------
  Transactions in Shares of
   Beneficial Interest:
   Net proceeds from shares
    sold
   Institutional Shares......     6,515,447     42,522,262       791,297     5,023,385     7,056,696     18,585,551
   Shares....................            --             --       118,392       298,897     5,277,175     12,791,975
   Reinvestment of dividends
   Institutional Shares......            --             18           211            40            --      1,726,809
   Shares....................            --             --         6,540         1,355            --      1,662,560
   Cost of shares redeemed
   Institutional Shares......   (33,978,612)   (42,248,475)   (4,937,558)   (6,315,104)   (6,255,929)   (31,622,549)
   Shares....................            --             --      (171,783)     (138,817)   (2,781,506)    (6,863,369)
                               ------------   ------------  ------------   -----------  ------------   ------------
    Net increase (decrease)
     in net assets from
     beneficial interest
     transactions............   (27,463,165)       273,805    (4,192,901)   (1,130,244)    3,296,436     (3,719,023)
                               ------------   ------------  ------------   -----------  ------------   ------------
     Total Increase
      (Decrease) in Net
      Assets.................   (37,591,195)    31,491,430    (8,166,783)   14,883,103    (6,355,770)     7,396,645
  Net Assets:
   Beginning of Period.......   211,601,048    180,109,618    54,314,247    39,431,144   107,855,499    100,458,854
                               ------------   ------------  ------------   -----------  ------------   ------------
   End of Period(a)..........  $174,009,853   $211,601,048  $ 46,147,464   $54,314,247  $101,499,729   $107,855,499
                               ============   ============  ============   ===========  ============   ============
  Capital Share Transactions:
   Shares sold:
   Institutional Shares......       382,442      2,697,190        41,246       299,695       240,130        663,763
   Shares....................            --             --         5,882        15,650       180,769        454,057
   Shares issued for dividend
    reinvestment:
   Institutional Shares......            --              1            11             1            --         61,937
   Shares....................            --             --           343            72            --         60,107
   Shares redeemed:
   Institutional Shares......    (2,036,491)    (2,633,992)     (249,101)     (331,276)     (213,198)    (1,135,686)
   Shares....................            --             --        (9,282)       (8,071)      (96,506)      (248,560)
                               ------------   ------------  ------------   -----------  ------------   ------------
  Net Increase (Decrease) in
   Shares Outstanding........    (1,654,049)        63,199      (210,901)      (23,929)      111,195       (144,382)
                               ============   ============  ============   ===========  ============   ============
 --------
  (a) Including undistributed
      (distributions in
      excess of) net
      investment income......  $    125,152             --  $     49,073   $       688  $   (212,700)            --

                       See Notes to Financial Statements

Excelsior Institutional Trust
Statements of Changes in Net Assets -- (continued)

                                     Income Fund           Total Return Bond Fund     International Equity Fund
                               -------------------------  --------------------------  --------------------------
                                Six Months                 Six Months                  Six Months
                                  Ended                      Ended                        Ended
                                September    Year Ended    September     Year Ended   September 30,  Year Ended
                                 30, 2000     March 31,     30, 2000     March 31,        2000       March 31,
                               (Unaudited)      2000      (Unaudited)       2000       (Unaudited)      2000
                               ------------  -----------  ------------  ------------  ------------- ------------
  Operations:
   Net investment income.....  $  3,252,554  $ 4,882,236  $  8,664,841  $ 15,535,250   $   140,610  $    123,536
   Net realized gain (loss)
    on investments...........        52,179   (2,627,741)   (1,636,444)   (7,340,007)   11,482,538    13,177,380
   Net realized gain (loss)
    on foreign currency
    transactions.............            --           --            --            --        67,383       (57,016)
   Change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency
    translations during the
    period...................     1,492,105     (859,438)    5,400,451    (4,358,337)  (29,342,366)   43,802,744
                               ------------  -----------  ------------  ------------   -----------  ------------
    Net increase (decrease)
     in net assets resulting
     from operations.........     4,796,838    1,395,057    12,428,848     3,836,906   (17,651,835)   57,046,644
  Distributions to
   Shareholders:
   From net investment
    income...................    (3,252,554)  (4,842,774)   (8,664,841)  (15,535,250)     (154,716)     (279,100)
   In excess of net
    investment income........            --      (39,449)           --            --            --            --
   From net realized gains...            --           --            --            --   (10,584,986)     (479,188)
   In excess of net realized
    gains....................            --     (101,297)           --            --            --            --
                               ------------  -----------  ------------  ------------   -----------  ------------
    Total distributions to
     shareholders............    (3,252,554)  (4,983,520)   (8,664,841)  (15,535,250)  (10,739,702)     (758,288)
                               ------------  -----------  ------------  ------------   -----------  ------------
  Transactions in Shares of
   Beneficial Interest:
   Net proceeds from shares
    sold.....................     1,726,501   40,035,715    27,571,385   100,164,255    13,342,499    46,730,406
   Reinvestment of dividends.            --           --       268,364       329,580         6,079            --
   Cost of shares redeemed...    (1,077,713)  (4,477,819)  (23,521,364)  (75,738,564)  (16,984,749)  (57,760,703)
                               ------------  -----------  ------------  ------------   -----------  ------------
    Net increase (decrease)
     in net assets from
     beneficial interest
     transactions............       648,788   35,557,896     4,318,385    24,755,271    (3,636,171)  (11,030,297)
                               ------------  -----------  ------------  ------------   -----------  ------------
     Total Increase
      (Decrease) in Net
      Assets.................     2,193,072   31,969,433     8,082,392    13,056,927   (32,027,708)   45,258,059
  Net Assets:
   Beginning of Period.......    99,209,136   67,239,703   264,670,814   251,613,887   124,059,958    78,801,899
                               ------------  -----------  ------------  ------------   -----------  ------------
   End of Period(a)..........  $101,402,208  $99,209,136  $272,753,206  $264,670,814   $92,032,250  $124,059,958
                               ============  ===========  ============  ============   ===========  ============
  Capital Share Transactions:
   Institutional Shares sold
    .........................       259,021    5,958,654     3,941,581    14,248,739     1,129,585     4,718,374
   Institutional Shares
    issued for dividend
    reinvestment.............            --           --        38,247        46,936           513            --
   Institutional Shares
    redeemed.................      (161,463)    (670,179)   (3,359,746)  (10,898,429)   (1,391,134)   (5,047,602)
                               ------------  -----------  ------------  ------------   -----------  ------------
  Net Increase (Decrease) in
   Shares Outstanding........        97,558    5,288,475       620,082     3,397,246      (261,036)     (329,228)
                               ============  ===========  ============  ============   ===========  ============
 --------
  (a) Including undistributed
      (distributions in
      excess of) net
      investment income......  $    (39,449) $   (39,449) $     47,718  $     47,718   $      (987) $     13,119

                       See Notes to Financial Statements

Excelsior Institutional Trust
Financial Highlights


 Selected data for a share outstanding throughout each period are as follows:

                                              Equity Fund
                     --------------------------------------------------------------------
                      Six Months                                         Ten
                         Ended         Year       Year       Year      Months      Year
                     September 30,     Ended      Ended      Ended      Ended      Ended
                         2000        March 31,  March 31,  March 31,  March 31,   May 31,
                      (Unaudited)      2000       1999       1998      1997(1)     1996
                     -------------   ---------  ---------  ---------  ---------   -------
 Net Asset Value,
 Beginning of
 Period...........      $17.48        $14.96     $12.69     $ 9.65      $8.93      $7.73
                        ------        ------     ------     ------      -----      -----
 Investment
 Operations:
 Net investment
 income...........        0.01          0.02       0.04       0.05       0.05       0.11
 Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency
 translations.....       (0.84)         3.73       2.47       4.67       0.86       1.20
                        ------        ------     ------     ------      -----      -----
  Total From
  Investment
  Operations......       (0.83)         3.75       2.51       4.72       0.91       1.31
                        ------        ------     ------     ------      -----      -----
 Distributions:
 From net
 investment
 income...........          --(4)      (0.03)     (0.04)     (0.06)     (0.07)     (0.11)
 From net realized
 gains............          --         (1.20)     (0.20)     (1.62)     (0.12)        --
                        ------        ------     ------     ------      -----      -----
  Total
  Distributions...          --(4)      (1.23)     (0.24)     (1.68)     (0.19)     (0.11)
                        ------        ------     ------     ------      -----      -----
 Net Asset Value,
 End of Period....      $16.65        $17.48     $14.96     $12.69      $9.65      $8.93
                        ======        ======     ======     ======      =====      =====
 Total Return.....       (4.75)%(2)    25.75%     20.13%     51.58%     10.22%(2)  17.04%
                        ======        ======     ======     ======      =====      =====
 Ratios and
 Supplemental
 Data:
 Ratios to Average
 Net Assets
 Net Expenses.....        0.70%(3)      0.70%      0.70%      0.70%      0.70%(3)   0.36%
 Gross
 Expenses(5)......        0.91%(3)      0.90%      0.90%      0.90%      0.92%(3)   1.49%
 Net Investment
 Income...........        0.13%(3)      0.13%      0.28%      0.46%      0.70%(3)   1.32%
 Portfolio
 Turnover.........          17%(3)        27%        37%        26%        32%(3)    113%
 Net Assets at end
 of Period (000's
 omitted).........        $174,010    $211,601   $180,110   $138,328     $118,562  $23,495
                                       Value Equity Fund
                     -------------------------------------------------------------
                      Six Months
                         Ended         Year       Year       Year      June 1,
                     September 30,     Ended      Ended      Ended    1996* to
                         2000        March 31,  March 31,  March 31,  March 31,
                      (Unaudited)      2000       1999       1998       1997
                     --------------- ---------- ---------- ---------- ------------
 Net Asset Value,
 Beginning of
 Period...........      $21.32        $15.33     $16.12     $11.33     $10.00
                     --------------- ---------- ---------- ---------- ------------
 Investment
 Operations:
 Net investment
 income...........        0.37          0.06       0.13       0.11       0.08
 Net realized and
 unrealized gain
 (loss) on
 investments and
 foreign currency
 translations.....       (1.57)         6.34       0.52       5.59       1.31
                     --------------- ---------- ---------- ---------- ------------
  Total From
  Investment
  Operations......       (1.20)         6.40       0.65       5.70       1.39
                     --------------- ---------- ---------- ---------- ------------
 Distributions:
 From net
 investment
 income...........       (0.37)        (0.09)     (0.12)     (0.11)     (0.06)
 From net realized
 gains............          --         (0.32)     (1.32)     (0.80)        --
                     --------------- ---------- ---------- ---------- ------------
  Total
  Distributions...       (0.37)        (0.41)     (1.44)     (0.91)     (0.06)
                     --------------- ---------- ---------- ---------- ------------
 Net Asset Value,
 End of Period....      $19.75        $21.32     $15.33     $16.12     $11.33
                     =============== ========== ========== ========== ============
 Total Return.....       (5.43)%(2)    41.92%      4.80%     51.67%     13.91%(2)
                     =============== ========== ========== ========== ============
 Ratios and
 Supplemental
 Data:
 Ratios to Average
 Net Assets
 Net Expenses.....        0.80%(3)      0.80%      0.70%      0.70%      0.70%(3)
 Gross
 Expenses(5)......        0.96%(3)      0.95%      0.97%      1.00%      1.12%(3)
 Net Investment
 Income...........        3.91%(3)      0.31%      0.87%      0.81%      0.94%(3)
 Portfolio
 Turnover.........         117%(3)        45%        55%        51%        64%(3)
 Net Assets at end
 of Period (000's
 omitted).........         $45,896     $53,978    $39,307    $34,766      $23,687

 -----
  * Commencement of Operations
 (1) The Fund changed its fiscal year end to March 31.
 (2) Not annualized
 (3) Annualized
 (4) Amount represents less than $0.01 per share.
 (5) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
                       See Notes to Financial Statements

Excelsior Institutional Trust
Financial Highlights -- (continued)


 Selected data for a share outstanding throughout each period are as follows:

                                      Optimum Growth Fund
                     ----------------------------------------------------------
                      Six Months
                         Ended         Year       Year       Year      June 1,
                     September 30,     Ended      Ended      Ended    1996* to
                         2000        March 31,  March 31,  March 31,  March 31,
                      (Unaudited)      2000       1999       1998       1997
                     -------------   ---------  ---------  ---------  ---------
 Net Asset Value,
 Beginning of
 Period...........      $30.83        $27.55     $16.33     $10.19     $10.00
                        ------        ------     ------     ------     ------
 Investment
 Operations:
 Net investment
 income (loss)....       (0.05)        (0.05)        --       0.03       0.05
 Net realized and
 unrealized gain
 (loss) on
 investments......       (2.65)         7.21      11.22       6.15       0.17
                        ------        ------     ------     ------     ------
  Total From
  Investment
  Operations......       (2.70)         7.16      11.22       6.18       0.22
                        ------        ------     ------     ------     ------
 Distributions:
 From net
 investment
 income...........          --            --         --      (0.04)     (0.03)
 From net realized
 gains............          --         (3.88)        --         --         --
 In excess of net
 realized gains...          --            --         --         --         --
                        ------        ------     ------     ------     ------
  Total
  Distributions...          --         (3.88)        --      (0.04)     (0.03)
                        ------        ------     ------     ------     ------
 Net Asset Value,
 End of Period....      $28.13        $30.83     $27.55     $16.33     $10.19
                        ======        ======     ======     ======     ======
 Total Return.....       (8.76)%(2)    27.66%     68.74%     60.85%      2.23%(2)
                        ======        ======     ======     ======     ======
 Ratios and
 Supplemental
 Data:
 Ratios to Average
 Net Assets
 Net Expenses.....        0.80%(3)      0.80%      0.71%      0.70%      0.70%(3)
 Gross
 Expenses(4)......        0.91%(3)      0.93%      0.93%      0.97%      1.11%(3)
 Net Investment
 Income...........       (0.36)%(3)   (0.18)%      0.00%      0.23%      0.66%(3)
 Portfolio
 Turnover.........          49%(3)        44%        22%        19%        20%(3)
 Net Assets at end
 of Period
 (000's omitted)..         $79,133     $85,889    $88,045    $51,441      $27,183
                                              Income Fund
                     ----------------------------------------------------------------
                      Six Months                                    Ten
                         Ended       Year      Year      Year     Months      Year
                     September 30,   Ended     Ended     Ended     Ended      Ended
                         2000      March 31, March 31, March 31, March 31,   May 31,
                      (Unaudited)    2000      1999      1998     1997(1)     1996
                     ------------- --------- --------- --------- ----------- --------
 Net Asset Value,
 Beginning of
 Period...........       $6.66       $7.00     $7.23     $6.90     $6.99      $7.33
                     ------------- --------- --------- --------- ----------- --------
 Investment
 Operations:
 Net investment
 income (loss)....        0.22        0.41      0.40      0.44      0.38       0.51
 Net realized and
 unrealized gain
 (loss) on
 investments......        0.10       (0.33)     0.03      0.35     (0.01)     (0.27)
                     ------------- --------- --------- --------- ----------- --------
  Total From
  Investment
  Operations......        0.32        0.08      0.43      0.79      0.37       0.24
                     ------------- --------- --------- --------- ----------- --------
 Distributions:
 From net
 investment
 income...........       (0.22)      (0.41)    (0.41)    (0.44)    (0.38)     (0.51)
 From net realized
 gains............          --          --     (0.25)    (0.02)    (0.08)     (0.07)
 In excess of net
 realized gains...          --       (0.01)       --        --        --         --
                     ------------- --------- --------- --------- ----------- --------
  Total
  Distributions...       (0.22)      (0.42)    (0.66)    (0.46)    (0.46)     (0.58)
                     ------------- --------- --------- --------- ----------- --------
 Net Asset Value,
 End of Period....       $6.76       $6.66     $7.00     $7.23     $6.90      $6.99
                     ============= ========= ========= ========= =========== ========
 Total Return.....        4.78%(2)    1.16%     5.94%    11.78%     5.39%(2)   3.18%
                     ============= ========= ========= ========= =========== ========
 Ratios and
 Supplemental
 Data:
 Ratios to Average
 Net Assets
 Net Expenses.....        0.50%(3)    0.50%     0.50%     0.50%     0.50%(3)   0.26%
 Gross
 Expenses(4)......        0.89%(3)    0.90%     0.91%     0.91%     0.96%(3)   1.35%
 Net Investment
 Income...........        6.47%(3)    6.08%     5.57%     6.14%     6.50%(3)   6.99%
 Portfolio
 Turnover.........          83%(3)     125%      196%      190%      107%(3)     67%
 Net Assets at end
 of Period
 (000's omitted)..        $101,402   $99,209   $67,240   $61,374     $51,082  $24,001

 -----
  * Commencement of Operations
 (1) The Fund changed its fiscal year end to March 31.
 (2) Not annualized
 (3) Annualized
 (4) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
                       See Notes to Financial Statements

Excelsior Institutional Trust
Financial Highlights -- (continued)


 Selected data for a share outstanding throughout each period are as follows:

                                        Total Return Bond Fund
                     --------------------------------------------------------------------
                      Six Months                                        Ten
                         Ended        Year       Year       Year      Months       Year
                     September 30,    Ended      Ended      Ended      Ended       Ended
                         2000       March 31,  March 31,  March 31,  March 31,    May 31,
                      (Unaudited)     2000       1999       1998      1997(1)      1996
                     -------------  ---------  ---------  ---------  ---------    -------
 Net Asset Value,
 Beginning of
 Period...........      $ 7.01       $ 7.32     $ 7.51     $ 7.16     $ 7.18      $ 7.47
                        ------       ------     ------     ------     ------      ------
 Investment
 Operations:
 Net investment
 income ..........        0.22         0.41       0.42       0.44       0.37        0.48
 Net realized and
 unrealized gain
 (loss) on
 investments......        0.09        (0.31)      0.03       0.41       0.01       (0.17)
                        ------       ------     ------     ------     ------      ------
  Total From
  Investment
  Operations......        0.31         0.10       0.45       0.85       0.38        0.31
                        ------       ------     ------     ------     ------      ------
 Distributions:
 From net
 investment
 income...........       (0.22)       (0.41)     (0.42)     (0.44)     (0.37)      (0.48)
 In excess of net
 investment
 income...........          --           --         --         --         --          --
 From net realized
 gains............          --           --      (0.20)     (0.06)     (0.03)      (0.12)
 In excess of net
 realized gains...          --           --      (0.02)        --         --          --
                        ------       ------     ------     ------     ------      ------
  Total
  Distributions...       (0.22)       (0.41)     (0.64)     (0.50)     (0.40)      (0.60)
                        ------       ------     ------     ------     ------      ------
 Net Asset Value,
 End of Period....      $ 7.10       $ 7.01     $ 7.32     $ 7.51     $ 7.16      $ 7.18
                        ======       ======     ======     ======     ======      ======
 Total Return.....        4.46%(2)     1.47%      6.07%     12.21%      5.29%(2)    4.20%
                        ======       ======     ======     ======     ======      ======
 Ratios and
 Supplemental
 Data:
 Ratios to Average
 Net Assets
 Net Expenses.....        0.50%(3)     0.50%      0.50%      0.50%      0.50%(3)    0.32%
 Gross
 Expenses(4)......        0.87%(3)     0.88%      0.89%      0.90%      0.92%(3)    1.33%
 Net Investment
 Income...........        6.30%(3)     5.85%      5.53%      5.95%      6.08%(3)    6.47%
 Portfolio
 Turnover.........          98%(3)      115%       234%       196%       200%(3)     127%
 Net Assets at end
 of Period
 (000's omitted)..        $272,753   $264,671   $251,614   $167,711    $138,402    $65,017
                                       International Equity Fund
                     -----------------------------------------------------------------------
                      Six Months                                         Ten
                         Ended         Year       Year       Year      Months       Year
                     September 30,     Ended      Ended      Ended      Ended       Ended
                         2000        March 31,  March 31,  March 31,  March 31,    May 31,
                      (Unaudited)      2000       1999       1998      1997(1)      1996
                     --------------- ---------- ---------- ---------- ------------ ---------
 Net Asset Value,
 Beginning of
 Period...........      $13.78        $ 8.45     $ 9.67     $ 9.03     $ 8.99      $ 7.88
                     --------------- ---------- ---------- ---------- ------------ ---------
 Investment
 Operations:
 Net investment
 income ..........        0.02          0.01       0.16       0.09       0.01        0.09
 Net realized and
 unrealized gain
 (loss) on
 investments......       (1.98)         5.39      (0.79)      0.79       0.21        1.20
                     --------------- ---------- ---------- ---------- ------------ ---------
  Total From
  Investment
  Operations......       (1.96)         5.40      (0.63)      0.88       0.22        1.29
                     --------------- ---------- ---------- ---------- ------------ ---------
 Distributions:
 From net
 investment
 income...........       (0.02)        (0.03)     (0.16)     (0.07)     (0.06)      (0.12)
 In excess of net
 investment
 income...........          --            --         --      (0.02)     (0.03)         --
 From net realized
 gains............       (1.27)        (0.04)     (0.30)     (0.15)     (0.09)      (0.06)
 In excess of net
 realized gains...          --            --      (0.13)        --         --          --
                     --------------- ---------- ---------- ---------- ------------ ---------
  Total
  Distributions...       (1.29)        (0.07)     (0.59)     (0.24)     (0.18)      (0.18)
                     --------------- ---------- ---------- ---------- ------------ ---------
 Net Asset Value,
 End of Period....      $10.53        $13.78     $ 8.45     $ 9.67     $ 9.03      $ 8.99
                     =============== ========== ========== ========== ============ =========
 Total Return.....      (15.29)%(2)    64.29%     (6.60)%     9.90%      2.41%(2)   16.58%
                     =============== ========== ========== ========== ============ =========
 Ratios and
 Supplemental
 Data:
 Ratios to Average
 Net Assets
 Net Expenses.....        0.90%(3)      0.90%      0.90%      0.90%      0.90%(3)    0.60%
 Gross
 Expenses(4)......        1.42%(3)      1.45%      1.53%      1.43%      1.49%(3)    2.05%
 Net Investment
 Income...........        0.27%(3)      0.11%      1.18%      1.05%      0.45%(3)    1.71%
 Portfolio
 Turnover.........          36%(3)        43%       107%        52%        45%(3)      19%
 Net Assets at end
 of Period
 (000's omitted)..        $92,032     $124,060    $78,802    $40,436    $38,470     $24,522

 -----
 (1) The Fund changed its fiscal year end to March 31.
 (2) Not annualized
 (3) Annualized
 (4) Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
                       See Notes to Financial Statements

                         Excelsior Institutional Trust

                   Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

  Excelsior Institutional Trust (the "Trust") is a business trust organized under the laws of the State of Delaware on May 11, 1994. The Trust is registered under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933 as an open-end diversified management investment company. The Trust currently offers shares in the following seven funds (each a "Fund", collectively, the "Funds"), each having its own investment objectives and policies: Excelsior Equity Fund ("Equity Fund"), Excelsior Value Equity Fund ("Value Equity Fund"), Excelsior Optimum Growth Fund ("Optimum Growth Fund"), Excelsior Income Fund ("Income Fund"), Excelsior Total Return Bond Fund ("Total Return Bond Fund"), Excelsior International Equity Fund ("International Equity Fund") and Excelsior High Yield Fund ("High Yield Fund"). With regard to Value Equity Fund, Optimum Growth Fund, International Equity Fund and High Yield Fund, the Trust offers two classes of shares:
Institutional Shares and Shares. At September 30, 2000, International Equity Fund has not issued Shares and the High Yield Fund had not yet commenced operations. The Financial Highlights of the Shares are presented in separate semi-annual reports.

  The following is a summary of the significant accounting policies of the Funds. Such policies are in conformity with generally accepted accounting principles for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from these estimates.

  a) Valuation of Investments -- Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Funds' Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

  All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

                         Excelsior Institutional Trust

  Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Funds' Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

  b) Forward foreign currency exchange contracts -- The International Equity Fund's participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, on the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains and losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

  c) Security transactions and investment income -- Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the dividend.

  d) Dividends to Shareholders -- Dividends equal to all or substantially all of each Fund's net investment income will be declared and paid as follows: For the Equity Fund, Value Equity Fund and Optimum Growth Fund, dividends will be declared and paid at least quarterly; for the Income Fund and Total Return Bond Fund, dividends will be declared daily and paid monthly; and for the International Equity Fund, dividends will be declared and paid at least once a year. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Trust not to distribute such gain.

  Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, deferral of losses on wash sales, and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

  In order to avoid a Federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  e) Repurchase agreements -- The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds' custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

                         Excelsior Institutional Trust

  If the value of the underlying security falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in the connection with the disposition of the underlying securities or loss to the extent that proceeds from the sale of the underlying securities were less than the repurchase price under the agreement.

  f) Deferred Organization Expense -- Expenses incurred by each Fund in connection with its organization are being amortized on a straight-line basis over a five year period.

  g) Expense Allocation -- Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund and expenses directly attributable to a particular class of shares in a Fund are charged to such class.

  h) Federal Income Taxes -- It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

  At March 31, 2000, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expirations dates:

                                                                 Expiration Date
                                                                    March 31,
                                                                      2008
                                                                 ---------------
Income Fund.....................................................   $1,377,000
Total Return Bond Fund..........................................    4,838,000

  At September 30, 2000, the aggregate cost and gross unrealized appreciation and gross unrealized depreciation in the value of investments owned by the Funds, as computed on a federal tax basis, were as follows:

                                                                                  Total      International
                            Equity        Value       Optimum                  Return Bond      Equity
                             Fund      Equity Fund  Growth Fund  Income Fund       Fund          Fund
                         ------------  -----------  -----------  ------------  ------------  -------------
Aggregate Cost.......... $120,840,636  $38,465,077  $57,066,812  $101,724,343  $268,685,295   $76,023,591
                         ============  ===========  ===========  ============  ============   ===========
Gross unrealized
 appreciation........... $ 60,057,885  $10,058,046  $46,685,165  $  1,113,947  $  1,798,412   $24,785,128
                         ------------  -----------  -----------  ------------  ------------   -----------
Gross unrealized
 depreciation...........   (6,715,654)  (1,833,284)  (1,948,415)     (991,113)   (2,284,507)   (8,703,938)
                         ------------  -----------  -----------  ------------  ------------   -----------
Net unrealized
 appreciation
 (depreciation)......... $ 53,342,231  $ 8,224,762  $44,736,750  $    122,834  $   (486,095)  $16,081,190
                         ============  ===========  ===========  ============  ============   ===========

  i) With regard to the International Equity Fund, a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. As of September 30, 2000, the International Equity Fund incurred no redemption fees.

                         Excelsior Institutional Trust

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions:

  a) United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Equity Fund, Value Equity Fund, Optimum Growth Fund, Income Fund, Total Return Bond Fund, and International Equity Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each Fund other than the International Equity Fund, and 1.00% of the International Equity Fund's average daily net assets.

  U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of the The Charles Schwab Corporation ("Schwab").

  b) U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services, a wholly-owned subsidiary of Federated Investors, Inc., (collectively, the "Administrators") provide administrative services to the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Funds (excluding International Equity Fund), Excelsior Funds, Inc. (excluding its international equity portfolios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the average daily net assets of the International Equity Fund at an annual rate of 0.20%. For the six months ended September 30, 2000, administration fees charged by U.S. Trust Company were as follows:

Equity Fund............................................................ $48,002
Value Equity Fund...................................................... $12,350
Optimum Growth Fund.................................................... $25,367
Income Fund............................................................ $24,843
Total Return Bond Fund................................................. $68,096
International Equity Fund.............................................. $26,124

  c) From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Funds for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001, to the extent necessary to keep total operating expenses from exceeding the following annual percentage of each Fund's average daily net assets:

                         Excelsior Institutional Trust

Equity Fund............................................................... 0.70%
Value Equity Fund -- Institutional Shares................................. 0.80%
Optimum Growth Fund -- Institutional Shares............................... 0.80%
Income Fund............................................................... 0.50%
Total Return Bond Fund.................................................... 0.50%
International Equity Fund -- Institutional Shares......................... 0.90%
Value Equity Fund -- Shares............................................... 1.05%
Optimum Growth Fund -- Shares............................................. 1.05%

For the six months ended September 30, 2000, U.S. Trust waived investment advisory fees in the following amounts:

Equity Fund........................................................... $200,683
Value Equity Fund..................................................... $ 39,796
Optimum Growth Fund................................................... $ 52,005
Income Fund........................................................... $195,206
Total Return Bond Fund................................................ $508,290
International Equity Fund............................................. $273,609

  d) The Trust, on behalf of the Funds, has entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Funds. As a consideration for the administrative services provided by each service organization to its customers, each Fund will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange or redemption requests; transmitting and receiving funds in connection with customers orders to purchase, exchange or redeem shares; and providing periodic statements.

  Through July 31, 2000, U.S. Trust and the Administrators voluntarily agreed to waive investment advisory and administration fees payable by each Fund in an amount equal to the administrative service fees expense (including fees paid to affiliates of U.S. Trust) by such Fund. Effective August 1, 2000, U.S. Trust has voluntarily agreed to continue waiving investment advisory and administration fees payable by each Fund in an amount equal to the administrative services fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2000, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Funds as follows:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
Optimum Growth Fund...................................   $3,894        $690

  e) Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distributor") serves as the Trust's distributor. Under the Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, the Shares of the Value Equity Fund, Optimum Growth Fund and International Equity Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Shares.

                         Excelsior Institutional Trust

  f) Trustees receive an annual fee of $4,000, plus a meeting fee of $250 for each meeting attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. The Chairman of the Board receives an additional annual fee of $5,000. Each Trustee serving on the Nominating Committee of the Trust also receives an annual fee of $1,000 for services in connection with this committee.

3. Purchases and Sales of Investment Securities:

  a) Investment transactions (excluding short-term investments) for the six months ended September 30, 2000 were as follows:

                                                        Cost of      Proceeds
                                                       Purchases    From Sales
                                                      ------------ ------------
Equity Fund.......................................... $ 16,508,327 $ 43,926,552
Value Equity Fund.................................... $ 28,999,810 $ 33,554,079
Optimum Growth Fund.................................. $ 25,279,492 $ 24,514,989
Income Fund.......................................... $ 42,883,043 $ 40,564,527
Total Return Bond Fund............................... $134,987,643 $151,082,907
International Equity Fund............................ $ 18,485,895 $ 35,401,304

  b) Investment transactions in U.S. Government and Agency Obligations (excluding short-term investments) for the six months ended September 30, 2000 were as follows:

                                                           Cost of    Proceeds
                                                          Purchases  From Sales
                                                         ----------- -----------
Income Fund............................................. $18,448,890 $21,626,350
Total Return Bond Fund.................................. $92,905,070 $70,212,551

4. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2000, the Portfolios had no borrowings under the agreement.